UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02319

Fort Dearborn Income Securities, Inc.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Bruce G. Leto, Esq. Stradley Ronon Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code:		212-882 5000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1.  Schedule of Investments

Fort Dearborn Income Securities, Inc.

As of December 31, 2004 (Unaudited)

	Face Amount	Value
Bonds — 97.70%
U.S. Bonds — 90.79%
U.S. Corporate Bonds — 57.35%
Alcoa, Inc.
6.000%, due 01/15/12	$720,000	$786,539
Allstate Corp.
6.750%, due 05/15/18	195,000	221,637
Altria Group, Inc.
7.750%, due 01/15/27	310,000	347,936
Amerada Hess Corp.
7.875%, due 10/01/29	450,000	532,443
Anadarko Finance Co., Series B
7.500%, due 05/01/31	745,000	923,014
Apache Corp.
6.250%, due 04/15/12	305,000	341,228
AT&T Corp.
9.750%, due 11/15/31	860,000	1,026,625
AT&T Wireless Services, Inc.
8.750%, due 03/01/31	945,000	1,274,156
Augusta Funding VI, 144A
7.375%, due 04/15/13	2,500,000	2,625,725
Avalonbay Communities, Inc.
7.500%, due 08/01/09	375,000	422,838
Avon Products, Inc.
7.150%, due 11/15/09	1,270,000	1,435,395
Bank of America Corp.
7.400%, due 01/15/11	1,915,000	2,218,294
Bank One Corp.
7.875%, due 08/01/10	815,000	950,640
BellSouth Corp.
6.000%, due 10/15/11	315,000	343,331
Boeing Capital Corp.
7.375%, due 09/27/10	320,000	368,935
Bombardier, Inc., 144A
6.750%, due 05/01/12	1,020,000	935,850
Bristol-Myers Squibb Co.
5.750%, due 10/01/11	395,000	423,036
Burlington Northern Santa Fe Corp.
6.875%, due 12/01/27	120,000	136,893
7.082%, due 05/13/29	740,000	864,997
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	1,105,000	1,229,845
Caterpillar, Inc.
6.550%, due 05/01/11	720,000	808,073
Cendant Corp.
7.375%, due 01/15/13	340,000	393,323
Centex Corp.
7.875%, due 02/01/11	300,000	350,430
CIT Group, Inc.
7.750%, due 04/02/12	140,000	165,719
Citigroup, Inc., 144A
5.000%, due 09/15/14	2,567,000	2,579,383
Citizens Communications Co.
9.000%, due 08/15/31	585,000	668,362
Comcast Corp.
7.050%, due 03/15/33	1,300,000	1,487,496
ConAgra Foods, Inc.
6.750%, due 09/15/11	420,000	472,531
ConocoPhillips
8.750%, due 05/25/10	680,000	829,854
Coors Brewing Co.
6.375%, due 05/15/12	350,000	384,813
DaimlerChrysler N.A. Holding Corp.
8.500%, due 01/18/31	845,000	1,055,787
Delta Air Lines, Inc. (a)
10.500%, due 04/30/16	700,000	459,053

	Face Amount	Value
Devon Financing Corp., ULC
6.875%, due 09/30/11	$670,000	$758,813
Dominion Resources, Inc.
5.700%, due 09/17/12	415,000	439,404
Dow Chemical Co.
6.125%, due 02/01/11	330,000	361,454
Duke Energy Field Services LLC
8.125%, due 08/16/30	590,000	757,201
EOP Operating LP
7.250%, due 06/15/28	700,000	793,005
Erac U.S.A. Finance Co., 144A
8.000%, due 01/15/11	1,065,000	1,253,702
Federated Department Stores, Inc.
6.625%, due 04/01/11	300,000	335,432
First Data Corp.
5.625%, due 11/01/11	375,000	402,963
FirstEnergy Corp., Series B
6.450%, due 11/15/11	650,000	706,205
Ford Motor Co.
7.450%, due 07/16/31	2,290,000	2,303,140
General Dynamics Corp.
4.250%, due 05/15/13	730,000	714,879
General Electric Capital Corp.
6.000%, due 06/15/12	1,730,000	1,885,764
6.750%, due 03/15/32	1,150,000	1,346,017
General Motors Acceptance Corp.
6.875%, due 09/15/11	265,000	271,570
8.000%, due 11/01/31	1,550,000	1,593,222
General Motors Corp.
8.375%, due 07/15/33	1,000,000	1,036,083
Goldman Sachs Group, Inc.
6.125%, due 02/15/33	440,000	457,103
6.875%, due 01/15/11	1,685,000	1,900,980
HSBC Finance Corp.
6.750%, due 05/15/11	1,165,000	1,307,389
ICI Wilmington, Inc.
5.625%, due 12/01/13	850,000	880,338
International Paper Co.
6.750%, due 09/01/11	875,000	980,991
JPMorgan Chase & Co.
6.750%, due 02/01/11	955,000	1,072,854
Kohl’s Corp.
6.300%, due 03/01/11	285,000	312,239
Kraft Foods, Inc.
5.625%, due 11/01/11	760,000	804,796
Kroger Co.
7.500%, due 04/01/31	685,000	818,813
Lincoln National Corp.
6.200%, due 12/15/11	390,000	422,912
Lockheed Martin Corp.
8.500%, due 12/01/29	255,000	348,910
Marathon Oil Corp.
6.125%, due 03/15/12	325,000	354,131
Marsh & McLennan Cos., Inc.
6.250%, due 03/15/12	705,000	737,730
McKesson Corp.
7.750%, due 02/01/12	600,000	690,314
Mellon Funding Corp.
5.000%, due 12/01/14	195,000	197,168
Merck & Co., Inc.
6.400%, due 03/01/28	520,000	566,428
Miller Brewing Co., 144A
5.500%, due 08/15/13	350,000	365,836
Morgan Stanley
6.750%, due 04/15/11	1,675,000	1,878,744
7.250%, due 04/01/32	355,000	426,532
Motorola, Inc.
7.625%, due 11/15/10	625,000	724,977
National City Bank
4.625%, due 05/01/13	360,000	356,348

	Face Amount	Value
Newell Rubbermaid, Inc.
6.750%, due 03/15/12	$235,000	$267,767
News America, Inc., 144A
6.200%, due 12/15/34	810,000	820,949
Northrop Grumman Corp.
7.125%, due 02/15/11	425,000	487,736
Occidental Petroleum Corp.
8.450%, due 02/15/29	265,000	358,977
Pacific Gas & Electric Co.
6.050%, due 03/01/34	510,000	529,694
Pitney Bowes, Inc.
4.625%, due 10/01/12	300,000	303,282
Praxair, Inc.
6.375%, due 04/01/12	210,000	234,450
Progress Energy, Inc.
7.000%, due 10/30/31	520,000	575,885
Progressive Corp.
6.250%, due 12/01/32	275,000	294,811
PSEG Power LLC
8.625%, due 04/15/31	290,000	385,056
Qwest Capital Funding, Inc.
7.900%, due 08/15/10	830,000	838,300
Rohm & Haas Co.
7.850%, due 07/15/29	290,000	378,315
Safeway, Inc.
7.250%, due 02/01/31	435,000	498,606
SBC Communications, Inc.
5.875%, due 02/01/12	800,000	861,604
Sempra Energy
7.950%, due 03/01/10	480,000	554,802
SLM Corp.
5.125%, due 08/27/12	115,000	118,239
Sprint Capital Corp.
8.750%, due 03/15/32	665,000	885,985
Target Corp.
7.000%, due 07/15/31	305,000	371,622
Time Warner, Inc.
7.625%, due 04/15/31	1,585,000	1,917,471
Transocean, Inc.
7.500%, due 04/15/31	585,000	720,052
Travelers Property Casualty Corp.
6.375%, due 03/15/33	350,000	359,492
TXU Energy Co. LLC
7.000%, due 03/15/13	1,115,000	1,245,289
Tyson Foods, Inc.
8.250%, due 10/01/11	125,000	148,431
U.S. Bank N.A.
6.375%, due 08/01/11	500,000	555,276
Unilever Capital Corp.
7.125%, due 11/01/10	945,000	1,086,959
Union Oil Co. of California
7.500%, due 02/15/29	300,000	361,302
Union Pacific Corp.
6.650%, due 01/15/11	470,000	525,505
United Technologies Corp.
6.100%, due 05/15/12	430,000	473,136
UST, Inc.
6.625%, due 07/15/12	475,000	530,389
Valero Energy Corp.
7.500%, due 04/15/32	470,000	566,905
Verizon New York, Inc., Series B
7.375%, due 04/01/32	1,085,000	1,244,557
Viacom, Inc.
6.625%, due 05/15/11	825,000	926,357
Wachovia Bank N.A.
7.800%, due 08/18/10	1,620,000	1,902,628
Washington Mutual Bank FA
5.500%, due 01/15/13	680,000	702,239

	Face Amount	Value
Washington Mutual Bank FA
6.875%, due 06/15/11	$350,000	$393,872
Wells Fargo Bank N.A.
6.450%, due 02/01/11	1,025,000	1,139,866
Wendy’s International, Inc.
6.200%, due 06/15/14	310,000	337,228
Weyerhaeuser Co.
7.375%, due 03/15/32	665,000	788,588
Wyeth
5.500%, due 03/15/13	700,000	727,526
		83,047,716

Asset-Backed Securities — 7.51%
CenterPoint Energy Transition Bond Co. LLC, 01-1, Class A4
5.630%, due 09/15/15	3,200,000	3,423,192
Conseco Finance Securitizations Corp., 00-2, Class A4
8.480%, due 12/01/30	1,107,774	1,155,329
Conseco Finance Securitizations Corp., 00-5, Class A4
7.470%, due 02/01/32	669,301	686,773
Conseco Finance Securitizations Corp., 00-5, Class A5
7.700%, due 02/01/32	1,500,000	1,494,955
CPL Transition Funding LLC, 02-1, Class A5
6.250%, due 01/15/17	3,000,000	3,359,068
Small Business Administration, 04-P10B, Class 1
4.754%, due 08/10/14	750,000	751,288
		10,870,605

Commercial Mortgage-Backed Securities — 2.30%
C.S. First Boston Mortgage Securities Corp., 03-8, Class 5A1
6.500%, due 04/25/33	403,471	410,838
Morgan Stanley Capital I, 95-GAL1, Class E, 144A
8.250%, due 08/15/27	1,202,669	1,227,004
Wells Fargo Mortgage Backed Securities Trust, 03-18, Class A2
5.250%, due 12/25/33	1,710,147	1,696,466
		3,334,308

Mortgage & Agency Debt Securities — 10.60%
Federal Home Loan Mortgage Corp.
3.875%, due 01/12/09	1,825,000	1,817,470
5.000%, due 01/30/14	30,000	30,008
5.125%, due 07/15/12	1,300,000	1,366,721
Federal Home Loan Mortgage Corp., Gold
5.500%, due 10/01/19	963,999	996,321
6.000%, due 10/01/34	954,267	986,252
6.500%, due 02/01/17	330,445	349,922
Federal National Mortgage Association
4.375%, due 03/15/13	785,000	782,852
5.000%, due 03/01/34	1,355,147	1,347,198
5.500%, due 03/01/33	613,802	624,075
5.500%, due 09/01/34	2,903,788	2,949,687
5.500%, due 11/01/34	497,320	505,181
6.000%, due 06/01/23	320,968	333,943
6.000%, due 11/01/28	456,655	474,084
6.250%, due 02/01/11	1,300,000	1,425,210
7.000%, due 03/01/31	276,228	294,186
Federal National Mortgage Association Grantor Trust
6.500%, due 07/25/42	771,353	806,546
Federal National Mortgage Association, REMIC
7.000%, due 06/25/13	56,812	59,285
Government National Mortgage Association
6.500%, due 05/15/29	184,119	194,059
		15,343,000

Municipal Notes and Bonds — 3.28%
Illinois State General Obligation Bonds
5.100%, 06/01/33	2,350,000	2,268,902
New Jersey Economic Development Authority Revenue Bonds*
2.742%, 02/15/18	5,000,000	2,482,050
		4,750,952

		Face Amount	Value
U.S. Government Obligations — 9.75%
U.S. Treasury Bonds
6.250%, due 05/15/30		$1,360,000	$1,625,997
6.625%, due 02/15/27		1,100,000	1,355,879
8.750%, due 05/15/17		465,000	651,563
U.S. Treasury Notes
2.500%, due 09/30/06		1,505,000	1,492,007
2.750%, due 07/31/06		705,000	702,714
3.375%, due 09/15/09		235,000	232,852
4.000%, due 02/15/14		1,925,000	1,898,456
5.375%, due 02/15/31		4,615,000	4,990,329
U.S. Treasury Strips *
1.601%, due 02/15/27		3,620,000	1,175,722
			14,125,519
Total U.S. Bonds			131,472,100

International Bonds — 6.91%
International Corporate Bonds — 4.51%
Canada —0.99%
Burlington Resources Finance Co.
6.680%, due 02/15/11	CAD	370,000	413,530
Canadian National Railway Co.
6.900%, due 07/15/28		285,000	328,026
Conoco Funding Co.
7.250%, due 10/15/31		275,000	335,322
Telus Corp.
8.000%, due 06/01/11		305,000	361,450
			1,438,328
France —0.31%
France Telecom S.A.
8.500%, due 03/01/31	EUR	330,000	447,345

Luxembourg —0.31%
Telecom Italia Capital
6.375%, due 11/15/33		430,000	442,125

Netherlands —0.57%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30		625,000	825,286

United Kingdom —2.33%
Abbey National PLC
7.950%, due 10/26/29	GBP	750,000	967,258
Barclays Bank PLC, 144A †
8.550%, due 09/29/49		290,000	353,128
British Telecommunications PLC
8.125%, due 12/15/10		340,000	408,292
HSBC Holdings PLC
5.250%, due 12/12/12		260,000	269,533
Royal Bank of Scotland Group PLC
9.118%, due 03/31/49		385,000	468,941
Vodafone Group PLC
7.875%, due 02/15/30		700,000	902,587
			3,369,739
Total International Corporate Bonds			6,522,823

	Face Amount	Value
Foreign Government Bonds — 2.05%
Mexico — 2.05%
United Mexican States
8.125%, due 12/30/19	$2,520,000	$2,967,300

Sovereign/Supranational Bonds — 0.35%
Pemex Project Funding Master Trust
8.000%, due 11/15/11	440,000	507,100

Total International Bonds		9,997,223
Total Bonds (Cost $132,831,054)		141,469,323

	Shares
Short-Term Investment *— 1.05%
UBS Supplementary Trust U.S. Cash Management Prime Fund**
yield of 2.28%
(Cost $1,526,914)	1,526,914	1,526,914

Total Investments (Cost $134,357,968) — 98.75% @		142,996,237
Cash and other assets, less liabilities — 1.25%		1,810,417
Net Assets — 100.00%		144,806,654

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $134,357,968; and net unrealized appreciation consisted of:

Gross unrealized appreciation	9,346,828
Gross unrealized depreciation	(708,559)
Net unrealized appreciation	8,638,269

*	Security is issued by a fund that is advised by UBS Global Asset Management (Americas) Inc., Fort Dearborn Income Securities, Inc.’s advisor.
**	Interest rate reflects yield at December 31, 2004.
†	Reflects rate at December 31, 2004 on variable rate instruments.
%	Represents a percentage of net assets.
(a)	Security is illiquid. This security amounted to $459,053 or 0.32% of net assets.
144A

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004 the value of these securities amounted to $10,161,577 or 7.02% of net assets.

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
REMIC	Real Estate Mortgage Investment Conduit
Strips	Bonds that can be subdivided into a series of zero-coupon bonds.
@

The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Industry Diversification

As a Percentage of Net Assets

As of December 31, 2004 (Unaudited)

BONDS
U.S. BONDS
U.S. CORPORATE BONDS
Aerospace & Defense	2.04%
Airlines	0.32
Automobiles	3.03
Beverages	0.52
Capital Markets	4.10
Chemicals	1.28
Commercial Banks	4.92
Commercial Services & Supplies	0.96
Communication Equipment	0.50
Consumer Finance	2.53
Diversified Financial Services	6.79
Diversified Telecommunication Services	4.05
Electric Utilities	2.41
Energy Equipment & Services	0.50
Food & Staples Retailing	0.91
Food Products	1.73
Gas Utilities	0.38
Hotels, Restaurants & Leisure	0.23
Household Durables	0.43
Insurance	1.41
IT Services	0.28
Machinery	0.56
Media	3.56
Metals & Mining	0.54
Multi-Utilities & Unregulated Power	0.79
Multiline Retail	0.70
Oil & Gas	3.47
Paper & Forest Products	1.22
Personal Products	0.99
Pharmaceuticals	1.19
Real Estate	0.84
Road & Rail	1.92
Thrifts & Mortgage Finance	0.76
Tobacco	0.61
Wireless Telecommunication Services	0.88
Total U.S. Corporate Bonds	57.35
Asset-Backed Securities	7.51
Commercial Mortgage-Backed Securities	2.30
Mortgage & Agency Debt Securities	10.60
Municipal Notes and Bonds	3.28
U.S. Government Obligations	9.75
Total U.S. Bonds	90.79
INTERNATIONAL BONDS
International Corporate Bonds
Commercial Banks	1.42
Diversified Telecommunication Services	1.72
Oil & Gas	0.52
Road & Rail	0.23
Wireless Telecommunication Services	0.62
Total International Corporate Bonds	4.51
Foreign Government Bonds	2.05
Sovereign/Supranational Bonds	0.35
Total International Bonds	6.91
TOTAL BONDS	97.70
SHORT-TERM INVESTMENT	1.05
TOTAL INVESTMENTS	98.75
CASH AND OTHER ASSETS, LESS LIABILITIES	1.25
NET ASSETS	100.00%

1) Transactions with Affiliates

The Fund invests in shares of UBS Supplementary Trust U.S. Cash Management Prime Fund (“Supplementary Trust “). The Supplementary Trust is offered as a cash management option only to mutual funds and certain other accounts. Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at December 31, 2004 and for the period then ended are summarized as follows:

Purchases	Sales Proceeds	Interest Income	Value	% of Net Assets

$11,583,015	$13,779,101	$23,274	$1,526,914	1.05%

For more information regarding the Fund's other significant accounting policies, please refer to the Fund's annual report to shareholders dated September 30, 2004.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	March 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	March 1, 2005

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer

Date:	March 1, 2005